Investment Risks - Aptus Large Cap Enhanced Yield ETF	Aug. 31, 2025
Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, market volatility related to global trade policy and the imposition of tariffs, the spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. The risks of investing in other ETFs typically reflect the risks associated with the investment strategies of the other ETFs and the types of instruments in which the other ETFs invest. By investing in another ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the other ETF. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the “ETF Risks” described above.
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.